U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1    Name and Address of Issuer:
         Principal Special Markets Fund, Inc.
         The Principal Financial Group
         Des Moines, IA  50392-0200

2    Name of each series or class of funds for which this notice is filed:
         International Securities Portfolio
         Mortgage Backed Securities Portfolio

3    Investment Company Act File Number:  811-07572
     Securities Act File Number:     33-59474

4    Last day of fiscal year for which this notice if filed:
         December 31, 1995

5 Check box if this notice is being filed more than 180 days after the close of the issuer purposes of reporting securities sold after the close of the fiscal year but before term issuer's 24f-2 declaration:
         N/A

6 Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

         N/A

7 Number and amount of securities of the same class or series which had been registered un Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but whi unsold at the beginning of the fiscal year:
         None

8 Number and amount of securities registered during the fiscal year other than pursuant to 24f-2:
         None

9    Number and aggregate sale price of securities sold during the fiscal year:
                        173,190  Common Stock  $1,835,262

10 Number and aggregate sale price of securities sold during the fiscal year in reliance up registration pursuant to rule 24f-2:
                        173,190  Common Stock  $1,835,262

11 Number and aggregate sale price of securities issued during the fiscal year in connectio dividend reinvestment plans, if applicable (see Instruction B.7):
         Included in response  to Item 9.

  12     Calculation of registration fee:

         (i)        Aggregate sale price of securities sold during the
                    fiscal year in reliance on rule 24f-2
                    (from Item 10):                                   $1,835,262

         (ii)       Aggregate price of shares issued in connection
                    with dividend reinvestment plans (from Item 11,
                    if applicable):                       +                    0

         (iii)      Aggregate price of shares redeemed or
                    repurchased during the fiscal year
                    (if applicable):                                   1,835,262

         (iv)       Aggregate price of shares redeemed or
                    repurchased and previously applied as a reduction
                    to filing fees pursuant to rule 24e-2
                    (if applicable):                                           0

         (v)        Net aggregate price of securities sold and issued during
                    the fiscal year in reliance on rule 24f-2 {line (i), plus line (ii), less line (iii), plus line (iv)}
                    (if applicable):                                           0

         (vi)       Multiplier prescribed by Section 6(b) of the Securities Act
                    of 1933 or other applicable law or regul   1 / 2900

         (vii)      Fee Due:                                               $0.00

13   Check  box if fees  are  being  remitted  to the  Commission's  lockbox  as
     described  in  section  the  Commission's   Rules  of  Informal  and  Other
     Procedures (17 CFR 202.3a)
         N/A

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
          N/A


     Signature

This report has been signed below by the following persons on behalf of the issuer and i capacities and on the dates indicated:



Principal Special Markets Fund, Inc.



By

     S. L. JONES

     S. L. Jones
     President

Attest:

By

     A. S. FILEAN

     A.S. Filean, Vice President
     and Secretary

     February 26, 1996







     Securities and Exchange Commission
     450 Fifth Street, NW
     Washington, D.C.  20549


     Re  Principal Special Markets Fund, Inc.


     In my capacity as Counsel of Princor Special Markets Fund, Inc. ("the Fund"), I have supervi preparation of the Rule 24f-2 Notice for the Fund under the Investment Company Act of 1940 and have reviewed the legality of the securities which are to be registered thereunder. Bas upon examination of such corporate records and matters of fact and law as deemed necessary, I am of the opinion that such securities were legally issued, fully paid and non-assessable.

     I consent to the filing of this opinion as an exhibit to the Rule 24f-2 Notice for the Fund the Investment Company Act of 1940.

     Sincerely




     Michael D. Roughton
     Counsel

     MDR/sal